Short-term Borrowings and Long-term Debt (Narrative) (Details) (USD $)	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013
Debt Instrument [Line Items]
Short-term borrowings	$ 7,670,000,000	$ 6,805,000,000
Number Of Financial Institutions Committing To Lend Funds Under Lines Of Credit	24	27
Line of Credit Facility, Amount Outstanding	17,300,000,000	18,100,000,000
Letters of Credit Outstanding, Amount	2,800,000,000	2,700,000,000
Proceeds from Issuance of Debt	6,700,000,000
Principal Amount	6,750,000,000
Date of First Required Payment	Oct. 11, 2013
Percentage of Principal Amount Redeemed	100.00%
0.600% Debt due April 11, 2016
Debt Instrument [Line Items]
Issue Date	Apr. 11, 2013
Maturity Date	Apr. 11, 2016
Interest Rate	0.60%
Principal Amount	1,000,000,000
1.125% Debt due April 11, 2018
Debt Instrument [Line Items]
Issue Date	Apr. 11, 2013
Maturity Date	Apr. 11, 2018
Interest Rate	1.125%
Principal Amount	1,250,000,000
2.550% Debt due April 11, 2023
Debt Instrument [Line Items]
Issue Date	Apr. 11, 2013
Maturity Date	Apr. 11, 2023
Early Redemption Date	Jan. 11, 2023
Interest Rate	2.55%
Principal Amount	1,750,000,000
4.000% Debt due April 11, 2043
Debt Instrument [Line Items]
Issue Date	Apr. 11, 2013
Maturity Date	Apr. 11, 2043
Early Redemption Date	Oct. 11, 2042
Interest Rate	4.00%
Principal Amount	1,000,000,000
1.950% Debt due December 15, 2018
Debt Instrument [Line Items]
Issue Date	Oct. 02, 2013
Maturity Date	Dec. 15, 2018
Interest Rate	1.95%
Principal Amount	1,000,000,000
Date of First Required Payment	Jun. 15, 2014
4.750% Debt due October 2, 2043
Debt Instrument [Line Items]
Issue Date	Oct. 02, 2013
Maturity Date	Oct. 02, 2043
Early Redemption Date	Apr. 02, 2043
Interest Rate	4.75%
Principal Amount	750,000,000
Date of First Required Payment	Apr. 02, 2014
April 11, 2013 Debt Issuance
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	5,000,000,000
October 2, 2013 Debt Issuance
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	1,700,000,000
Walmart International
Debt Instrument [Line Items]
Proceeds from Issuance of Debt	400,000,000
Put Option [Member]
Debt Instrument [Line Items]
Debt with Embeddable Put Options	$ 500,000,000